SCHEDULE OF CONVERTIBLE NOTE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Principal outstanding	$ 400,000
Less: unamortized debt issuance costs
Convertible note payable, net of debt issuance costs	$ 400,000